WARRANT AND OPTION LIABILITY (Details - Warrants outstanding and exercisable)	6 Months Ended
Jun. 30, 2025 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants outstanding | shares	12,681,000
Weighted average exercise price | $ / shares	$ 0.12
Weighted average remaining life	2 years 5 months 1 day
Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiry date	Oct. 25, 2027
Number of warrants outstanding | shares	6,000,000
Weighted average exercise price | $ / shares	$ 0.12
Weighted average remaining life	2 years 3 months 25 days
Warrants 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiry date	Dec. 03, 2027
Number of warrants outstanding | shares	3,230,000
Weighted average exercise price | $ / shares	$ 0.12
Weighted average remaining life	2 years 5 months 4 days
Warrants 2 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiry date	Dec. 23, 2027
Number of warrants outstanding | shares	1,310,000
Weighted average exercise price | $ / shares	$ 0.12
Weighted average remaining life	2 years 5 months 23 days
Warrants 3 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiry date	Oct. 25, 2026
Number of warrants outstanding | shares	480,000
Weighted average exercise price | $ / shares	$ 0.12
Weighted average remaining life	1 year 3 months 25 days
Warrants 4 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiry date	Jun. 30, 2028
Number of warrants outstanding | shares	1,661,000
Weighted average exercise price | $ / shares	$ 0.12
Weighted average remaining life	3 years